Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Revenue
Schedule of net product sales

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Product revenue - gross	3,420	20,415
Less: Rebate and sales return	—	(1,202)
Product revenue - net	3,420	19,213

Schedule of disaggregation of net revenue

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
ZEJULA	1,925	13,791
OPTUNE	1,495	5,422
Total product revenue - net	3,420	19,213